Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt
Debt is comprised of the following as of the periods presented (in thousands):

Description	December 31, 2021	December 31, 2020
Senior Secured Credit Agreement, interest payable at either prime + 2.0% subject to a floor or LIBOR + 2.75%, due February 2023 (inclusive of paid in kind interest; the related fees of $313 and $595 as of December 31, 2021 and 2020, respectively, are presented as other long-term assets on the Consolidated Balance Sheets)	$419	$13,059
Second Lien Credit Agreement, interest payable at 12.375%, due May 2023 ($40,000 principal amount), and paid in-kind interest of $1,374 as of December 31, 2020	—	39,920
Series B-3 Convertible Notes, interest payable at 10%, due August 2023, ($95,000 principal amount), and paid in-kind interest $7,176 as of December 31, 2020	—	89,037
Series B-4 Convertible Notes, interest payable at 10%, due August 2023, ($25,000 principal amount), and paid in-kind interest of $1,549 as of December 31, 2020	—	24,884
Series B Convertible Notes, interest payable at 10%, due August 2023 ($5,000 principal amount), and paid in-kind interest of $371 as of December 31, 2020	—	4,924
Note payable	—	400

Total debt	419	172,224
Less current portion	—	(400)

Total long-term debt	$419	$171,824